Fair Value Measurements (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities that are measured at fair value
Description	Level	September 30, 2022	December 31, 2021
Assets:
Investments held in trust	1	$110,872,063	$109,140,492
Liabilities:
Note payable at fair value – Related party	3	$937,193	$—
Public Warrant liability	1	$749,000	$2,568,000
Private Warrant liability	3	$721,350	$2,576,250

Description	Level	December 31, 2021
Assets:
Investments held in trust	1	$109,140,492
Liabilities:
Public Warrant liability	1	$2,568,000
Private Warrant liability	3	$2,576,250

Schedule of monte carlo simulation model and the black-scholes model
	September 30, 2022	December 31, 2021	September 2, 2021
Risk-free interest rate	4.06%	1.26%	0.77%
Expected life (years)	5.13	6.2	7.0
Expected volatility of underlying stock	2.00%	8.75%	13 – 24.4%
Dividends	0	0	0
Probability of Business Combination	15%	90%	90%

	December 31, 2021	September 2, 2021
Risk-free interest rate	1.26%	0.77%
Expected life of grants (years)	6.2	7.0
Expected volatility of underlying stock	8.75%	13 – 24.4%
Dividends	0	0
Probability of Business Combination	90%	90%